SHARE-BASED COMPENSATION - Option activity (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of options
Options outstanding, Beginning	10,191,721
Number of options granted	5,890,059
Forfeited	2,070,535
Exercised	4,093,736
Options outstanding, Ending	9,917,509	10,191,721
Vested and expected to vest at ending	9,917,509
Exercisable at ending	3,157,171
Weighted average exercise price
At the beginning (in dollars per share)	¥ 16.07
Granted (in dollars per share)	5.69
Forfeited (in dollars per share)	13.83
Exercised (in dollars per share)	13.31
Outstanding at ending (in dollars per share)	11.52	¥ 16.07
Vested and expect to vest	11.52
Weighted average exercise price	17.43
Weighted average grant date fair value
At the beginning	62.08
Weighted average grant-date fair value	25.34	55.08	¥ 121.62
Outstanding at ending	42.1	¥ 62.08
Vested and expected to vest at ending	42.1
Exercisable at ending	¥ 52.97
Weighted average remaining contract life and Aggregate intrinsic value
Outstanding	5 years 4 months 28 days	4 years 11 months 19 days
Vested and expect to vest (in years)	5 years 4 months 28 days
Exercisable at ending	3 years 8 months 19 days
Outstanding	¥ 887,259	¥ 482,135
Vested and expected to vest at ending	887,259
Exercisable at ending	275,284
Unrecognized share-based compensation expense	218,600
Share-based compensation expenses	¥ 116,064	¥ 234,624	¥ 105,219
Unrecognized stock compensation expense, expected to be recognized over a weighted-average period	2 years 1 month 6 days
Weighted average grant-date fair value	¥ 25.34	¥ 55.08	¥ 121.62
Options exercised	¥ 370,257	¥ 74,380	¥ 0
Share-based compensation expenses related to share options without IPO condition	¥ 109,391	¥ 228,312	¥ 104,750